Consolidated Statements of Financial Position (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2014	Jun. 25, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Consolidated Statements of Financial Position
Allowance for receivables (in dollars)	$ 28		$ 26	$ 23
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,000,000,000	35,900,000	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	140,987,217		98,915,432	98,336,958